Long-term investments - Group's ownership of the long-term investments (Details)	1 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2022	May 31, 2022	Jan. 31, 2022	Sep. 30, 2021
Shenzhen Mojingou Information Service Co., Ltd
Equity method investments:
Equity method investments, Percentage of ownership of common share	28.77%		28.77%
Guangzhou Yuechuan [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	9.30%		9.30%
Chengdu Diting [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	12.74%		12.74%
Shanghai Guozhi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	16.80%		16.80%
Guangzhou Hongsi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	19.90%		19.90%
Xiamen Diensi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	14.25%		14.25%
11.2 Capital [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	2.03%		2.03%
Cloudtropy [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	9.69%		9.69%
Shanghai Lexiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	6.93%		6.49%	6.49%		6.93%
Hangzhou Feixiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	28.00%		28.00%
Shenzhen Meizhi Interactive Technology Co Ltd [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	9.40%		9.40%
Beijing Yunhui Tianxia [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	13.70%		13.70%
Shen Zhen Arashi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	8.73%		8.73%
Beijing Cloudin Technology [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	4.12%		4.12%
Quanxun Huiju
Cost method investments:
Cost method investments, Percentage of ownership of common share	5.40%		5.40%
Blue Bayread Limited [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	1.63%		1.63%
Blue Bayread Limited [Member] | Xunlei BVI
Cost method investments:
Cost Method Investments, Ownership Percentage Acquired	1.63%
Clapper Media Group Inc. [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	10.00%		9.58%		9.58%
Clapper Media Group Inc. [Member] | Xunlei HK
Cost method investments:
Cost Method Investments, Ownership Percentage Acquired		10.00%
Yunshang Hemei [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	10.00%		10.00%
Yunshang Hemei [Member] | Wangwenhua
Cost method investments:
Cost Method Investments, Ownership Percentage Acquired	10.00%